AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	1,258,675	$14,223,028
AST AQR Emerging Markets Equity Portfolio*	67,858	639,223
AST AQR Large Cap Core Portfolio*	2,369,087	38,023,841
AST BlackRock/Loomis Sayles Bond Portfolio*	879,850	12,810,615
AST ClearBridge Dividend Growth Portfolio*	3,575,868	60,217,610
AST Emerging Markets Equity Portfolio*	51,672	346,201
AST Goldman Sachs Global Income Portfolio*	615,709	7,111,444
AST Goldman Sachs Small-Cap Value Portfolio*	277,743	4,466,103
AST High Yield Portfolio*	55,681	532,865
AST Hotchkis & Wiley Large-Cap Value Portfolio*	616,800	12,946,642
AST International Growth Portfolio*	1,667,375	28,161,957
AST International Value Portfolio*	1,790,533	27,466,781
AST Investment Grade Bond Portfolio*	71,469,593	625,358,937
AST Jennison Large-Cap Growth Portfolio*	511,429	18,104,603
AST Large-Cap Core Portfolio*	2,267,880	38,032,345
AST Loomis Sayles Large-Cap Growth Portfolio*	561,830	31,692,839
AST MFS Growth Portfolio*	619,104	18,046,895
AST MFS Large-Cap Value Portfolio*	1,684,301	29,997,403
AST Mid-Cap Growth Portfolio*	290,128	2,788,132
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	51,425	1,116,956
AST PIMCO Dynamic Bond Portfolio*	298,125	2,856,039
AST Prudential Core Bond Portfolio*	3,856,213	50,015,084
AST QMA International Core Equity Portfolio*	2,465,166	23,739,553
AST Small-Cap Growth Opportunities Portfolio*	239,175	4,283,631
	Shares	Value
Affiliated Mutual Funds (continued)
AST Small-Cap Growth Portfolio*	106,495	$4,268,312
AST Small-Cap Value Portfolio*	108,141	1,938,963
AST T. Rowe Price Large-Cap Growth Portfolio*	571,093	22,735,226
AST T. Rowe Price Large-Cap Value Portfolio*	2,362,647	28,706,156
AST WEDGE Capital Mid-Cap Value Portfolio*	76,117	1,115,118
AST Wellington Management Global Bond Portfolio*	2,977,687	35,523,801
AST Western Asset Core Plus Bond Portfolio*	1,502,455	20,057,769
AST Western Asset Emerging Markets Debt Portfolio*	49,808	535,931

Total Long-Term Investments (cost $1,174,976,438)(w)		1,167,860,003

Short-Term Investment — 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,808,009)(w)	5,808,009	5,808,009

TOTAL INVESTMENTS—100.1% (cost $1,180,784,447)		1,173,668,012

Liabilities in excess of other assets — (0.1)%		(825,931)

Net Assets — 100.0%		$1,172,842,081

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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